As filed with the Securities and Exchange Commission on June 25, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22732

HORIZONS ETF TRUST I
(Exact name of registrant as specified in charter)

c/o Horizons ETFs Management (US) LLC

1 Landmark Square, 7th Floor
Stamford, CT 06901

(Address of principal executive offices) (Zip code)

Jonathan Molchan

President/Chief Executive Officer

c/o Horizons ETFs Management (US) LLC

625 Madison Avenue, 3rd Floor

New York, New York 10022
(Name and address of agent for service)

212-205-8300

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report (Unaudited)

April 30, 2018

Horizons ETF Trust I

Horizons ETF Trust I (the “Trust”), was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of four investment portfolios. These financial statements relate to the Horizons NASDAQ 100® Covered Call ETF (“QYLD”), Horizons S&P 500® Covered Call ETF (“HSPX”), Horizons DAX Germany ETF (“DAX”) and Horizons Cadence Hedged US Dividend Yield ETF (“USDY”) (each a “Fund” and collectively, the “Funds”). The Horizons NASDAQ 100® Covered Call ETF and Horizons DAX Germany ETF both trade on the NASDAQ Stock Exchange, the Horizons S&P 500® Covered Call ETF trades on the New York Stock Exchange and the Horizons Cadence Hedged US Dividend Yield ETF trades on the Cboe BZX Exchange.

NASDAQ 100® is a registered trademark of The NASDAQ Stock Market, Inc. and has been licensed for use by Horizons ETFs Management (US) LLC and QYLD. The Fund is not sponsored, endorsed, issued, sold or promoted by NASDAQ, nor does this company make any representation regarding the advisability of investing in the Fund.

S&P 500® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and has been licensed for use by Horizons S&P 500® Covered Call ETF. S&P®, S&P 500®, and S&P 500 Stock Covered Call™ are trademarks of S&P and have been licensed for use by Horizons ETFs Management (US) LLC.

DAX® is a registered trademark of Deutsche Börse AG and has been licensed for use by Horizons ETFs Management (US) LLC and DAX. The Fund is not sponsored, endorsed, issued, sold or promoted by Deutsche Börse AG, nor does this company make any representation regarding the advisability of investing in the Fund.

The Horizons Cadence Hedged US Dividend Yield ETF is an actively managed fund that invests in dividend-paying companies in the Russell 1000® Index and stocks of companies similar to those in the Russell 1000® Index. The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the Fund.

The financial statements contained herein are submitted for the general information of the shareholders of each Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Foreside Fund Services, LLC, distributor.

An investment in each Fund is subject to investment risk, including the possible loss of principal amount invested. The risks associated with the Funds are detailed in the prospectus which include: stock market risk, index risk, tracking error risk, replication management risk, market price risk and trading halts risk.

Shares are bought and sold at market price (not net asset value or “NAV”), are not individually redeemable, and owners of the shares may acquire those shares from the Funds and tender those shares for redemption to the Funds in creation unit aggregations only.

TABLE OF CONTENTS
April 30, 2018

Shareholder Expense Example
April 30, 2018 (Unaudited)

As a shareholder of the Funds, you incur a unitary management fee. Each Fund bears other expenses which are not covered under the unitary management fee that may vary and will affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, certain custody expenses and extraordinary expenses (such as litigation and indemnification expenses), if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (from November 1, 2017 to April 30, 2018).

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Annualized Expense Ratios During the Period 11/1/2017 to 4/30/2018	Expenses Paid During Period** 11/1/2017 to 4/30/2018
Horizons NASDAQ 100® Covered Call ETF***
Actual	$1,000.00	$1,039.70	0.83%	$4.20
Hypothetical*	$1,000.00	$1,020.68	0.83%	$4.16
Horizons S&P 500® Covered Call ETF
Actual	$1,000.00	$1,017.00	0.65%	$3.25
Hypothetical*	$1,000.00	$1,021.57	0.65%	$3.26
Horizons DAX Germany ETF
Actual	$1,000.00	$ 987.50	0.20%	$0.99
Hypothetical*	$1,000.00	$1,023.80	0.20%	$1.00
Horizons Cadence Hedged US Dividend Yield ETF
Actual	$1,000.00	$ 984.90	0.68%	$1.41
Hypothetical*	$1,000.00	$1,021.42	0.68%	$3.41

*	5% return before expenses
**	Expenses are calculated using the most recent expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for QYLD, HSPX and DAX. The actual dollar amount shown as expenses paid during the period for USDY are multiplied by 76/365 which is based upon the inception date of February 14, 2018.
***	Excise tax expense totaled 0.23% of average net assets for the six months ended April 30, 2018. Had this expense not been included, the ratio of expenses to average net assets would have been 0.60%.

Portfolio of Investments — Horizons NASDAQ 100® Covered Call ETF
April 30, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks — 99.7% †
Consumer Discretionary — 22.7%
Amazon.com, Inc.*	13,266	$20,776,281
Booking Holdings, Inc.*	1,309	2,851,002
Charter Communications, Inc. Class A*	6,520	1,768,811
Comcast Corp. Class A	126,948	3,984,898
Ctrip.com International Ltd. (a)*	12,428	508,305
DISH Network Corp.*	6,203	208,111
Dollar Tree, Inc.*	6,483	621,655
Expedia, Inc.	3,750	431,775
Hasbro, Inc.	3,416	300,915
JD.Com, Inc. (a)*	25,250	921,877
Liberty Global PLC Class A*	6,196	186,747
Liberty Global PLC Class C*	15,837	460,857
Marriott International, Inc. Class A	9,782	1,337,004
Netflix, Inc.*	11,878	3,711,400
O’Reilly Automotive, Inc.*	2,288	585,888
Qurate Retail Group, Inc.*	11,780	275,770
Ross Stores, Inc.	10,460	845,691
Sirius XM Holdings, Inc.	122,987	778,508
Starbucks Corp.	38,489	2,215,812
Tesla Motors, Inc.*	4,613	1,355,761
Twenty-First Century Fox, Inc. Class A	28,845	1,054,573
Twenty-First Century Fox, Inc. Class B	22,064	795,848
Ulta Beauty, Inc.*	1,702	427,049
Wynn Resorts Ltd.	2,803	521,890
		46,926,428

Consumer Staples — 4.1%
Costco Wholesale Corp.	12,023	2,370,455
Kraft Heinz Co.	33,359	1,880,780
Mondelez International, Inc.	40,731	1,608,875
Monster Beverage Corp.*	15,429	848,595
Walgreens Boots Alliance, Inc.	27,111	1,801,526
		8,510,231
Health Care — 9.5%
Alexion Pharmaceuticals, Inc.*	6,055	712,250
Align Technology, Inc.*	2,182	545,173
Amgen, Inc.	19,727	3,441,967
Biogen, Inc.*	5,787	1,583,323
BioMarin Pharmaceutical, Inc.*	4,792	400,180
Celgene Corp.*	20,593	1,793,650
Cerner Corp.*	9,100	530,075
DENTSPLY SIRONA, Inc.	6,384	321,370
Express Scripts Holding Co.*	15,438	1,168,657
Gilead Sciences, Inc.	35,873	2,591,107
Henry Schein, Inc.*	4,204	319,504
Hologic, Inc.*	7,662	297,209
IDEXX Laboratories, Inc.*	2,381	463,081
Illumina, Inc.*	4,018	968,057
Incyte Corp.*	5,691	352,500
Intuitive Surgical, Inc.*	3,061	1,349,227
Mylan NV*	14,793	573,377
Regeneron Pharmaceuticals, Inc.*	2,883	875,509
Shire PLC (a)	1,918	305,787
Vertex Pharmaceuticals, Inc.*	6,937	1,062,471
		19,654,474

Security Description	Shares	Fair Value
Common Stocks (continued)
Industrials — 2.1%
American Airlines Group, Inc.	12,945	$555,729
Cintas Corp.	2,849	485,185
CSX Corp.	24,285	1,442,286
Fastenal Co.	7,914	395,621
JB Hunt Transport Services, Inc.	3,000	352,290
PACCAR, Inc.	9,669	615,625
Verisk Analytics, Inc.*	4,607	490,415
		4,337,151
Information Technology — 60.4%
Activision Blizzard, Inc.	20,768	1,377,957
Adobe Systems, Inc.*	13,454	2,981,406
Alphabet, Inc. Class A*	8,155	8,306,520
Alphabet, Inc. Class C*	9,584	9,750,091
Analog Devices, Inc.	10,230	893,590
Apple, Inc.	139,168	22,998,904
Applied Materials, Inc.	28,767	1,428,857
ASML Holding NV*	1,991	375,204
Autodesk, Inc.*	6,018	757,666
Automatic Data Processing, Inc.	12,124	1,431,602
Baidu, Inc. (a)*	7,684	1,927,916
Broadcom, Inc.	11,227	2,575,698
CA, Inc.	11,490	399,852
Cadence Design Systems, Inc.*	7,881	315,713
Check Point Software Technologies Ltd.*	4,461	430,531
Cisco Systems, Inc.	131,968	5,844,863
Citrix Systems, Inc.*	3,719	382,722
Cognizant Technology Solutions Class A	16,093	1,316,729
eBay, Inc.*	27,711	1,049,693
Electronic Arts, Inc.*	8,393	990,206
Facebook, Inc. Class A*	65,656	11,292,832
Fiserv, Inc.*	11,297	800,505
Intel Corp.	127,867	6,600,495
Intuit, Inc.	7,027	1,298,519
KLA-Tencor Corp.	4,253	432,700
Lam Research Corp.	4,449	823,332
Maxim Integrated Products, Inc.	7,694	419,323
MercadoLibre, Inc.	1,169	397,004
Microchip Technology, Inc.	6,385	534,169
Micron Technology, Inc.*	31,644	1,454,991
Microsoft Corp.	211,125	19,744,410
NetEase, Inc. (a)	2,040	524,423
NVIDIA Corp.	16,565	3,725,468
Paychex, Inc.	9,938	601,945
Paypal Holdings, Inc.*	32,849	2,450,864
QUALCOMM, Inc.	40,525	2,067,180
Seagate Technology PLC	7,785	450,674
Skyworks Solutions, Inc.	4,982	432,238
Symantec Corp.	16,797	466,789
Synopsys, Inc.*	4,193	358,543
Take-Two Interactive Software, Inc.*	3,195	318,573
Texas Instruments, Inc.	26,927	2,731,206
Western Digital Corp.	8,113	639,223
Workday, Inc.*	3,802	474,642
Xilinx, Inc.	7,011	450,387
		125,026,155

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons NASDAQ 100® Covered Call ETF (concluded)
April 30, 2018 (Unaudited)

Security Description	Shares	Fair Value
Telecommunication Services — 0.9%
T-Mobile US, Inc.*	23,070	$1,395,966
Vodafone Group PLC (a)	12,984	381,859
		1,777,825
TOTAL COMMON STOCKS
(Cost $179,203,678)		$206,232,264

TOTAL INVESTMENTS — 99.7%
(Cost $179,203,678)		206,232,264
Other Assets in Excess of Liabilities:
Written Call Options — (0.9)%		(1,903,200)
Other Assets — 1.2%		2,482,039
Total Other Assets in Excess
of Liabilities — 0.3%		578,839
Total Net Assets — 100.0%		$206,811,103

Number of Contracts		Notional Value
Written Call Options — (0.9)%
(312)	NASDAQ 100® Index,
	Strike @ $6,710, Exp 5/18/18	$(206,093,784)	$(1,903,200)
	Total Written Call Options
	(Premiums Received $4,036,392)		$(1,903,200)

†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at April 30, 2018 was $206,232,264.
*	Non-income producing security.
(a)	American Depositary Receipt

Glossary:

Ltd. — Private Limited Company

PLC — Public Limited Company

Sector Allocation (as of April 30, 2018)
Information Technology	60.4%
Consumer Discretionary	22.7
Health Care	9.5
Consumer Staples	4.1
Industrials	2.1
Telecommunication Services	0.9
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF
April 30, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks — 99.6%†
Consumer Discretionary — 12.9%
Advance Auto Parts, Inc.	148	$16,939
Amazon.com, Inc.*	776	1,215,317
Aptiv PLC	510	43,136
AutoZone, Inc.*	60	37,471
Best Buy Co., Inc.	506	38,724
Booking Holdings, Inc.*	95	206,910
BorgWarner, Inc.	385	18,842
CarMax, Inc.*	353	22,062
Carnival Corp.	777	48,998
CBS Corp. Class B	697	34,292
Charter Communications, Inc. Class A*	385	104,447
Chipotle Mexican Grill, Inc.*	54	22,860
Comcast Corp. Class A	8,951	280,972
Darden Restaurants, Inc.	241	22,379
Discovery Communications, Inc. Class A*	295	6,977
Discovery Communications, Inc. Class C*	586	13,021
DISH Network Corp.*	434	14,561
Dollar General Corp.	500	48,265
Dollar Tree, Inc.*	461	44,205
DR Horton, Inc.	648	28,603
Expedia, Inc.	240	27,634
Foot Locker, Inc.	237	10,210
Ford Motor Co.	7,438	83,603
Gap Inc.	420	12,281
Garmin Ltd.	218	12,790
General Motors Co.	2,498	91,776
Genuine Parts Co.	284	25,083
Goodyear Tire & Rubber Co.	483	12,128
H&R Block, Inc.	399	11,032
Hanesbrands, Inc.	698	12,892
Harley-Davidson, Inc.	325	13,367
Hasbro, Inc.	217	19,116
Hilton Worldwide Holdings, Inc.	394	31,063
Home Depot, Inc.	2,245	414,876
Interpublic Group of Cos., Inc.	752	17,740
Kohl’s Corp.	328	20,375
L Brands, Inc.	479	16,722
Leggett & Platt, Inc.	252	10,219
Lennar Corp.	392	20,733
LKQ Corp.*	593	18,395
Lowe’s Cos., Inc.	1,607	132,465
Macy’s, Inc.	581	18,052
Marriott International, Inc. Class A	595	81,325
Mattel, Inc.	654	9,679
McDonald’s Corp.	1,467	245,634
MGM Resorts International	990	31,106
Michael Kors Holdings Ltd.*	289	19,773
Mohawk Industries, Inc.*	126	26,445
Netflix, Inc.*	826	258,092
Newell Brands, Inc.	939	25,945
News Corp. Class A	730	11,665
News Corp. Class B	238	3,867
NIKE, Inc. Class B	2,505	171,317
Nordstrom, Inc.	224	11,325
Norwegian Cruise Line Holdings Ltd.*	345	18,447
Omnicom Group, Inc.	443	32,631
O’Reilly Automotive, Inc.*	171	43,788
PulteGroup, Inc.	530	16,091
PVH Corp.	149	23,791

Security Description	Shares	Fair Value
Common Stocks (continued)
Consumer Discretionary (continued)
Ralph Lauren Corp.	113	$12,413
Ross Stores, Inc.	742	59,991
Royal Caribbean Cruises Ltd.	329	35,594
Starbucks Corp.	2,751	158,375
Tapestry, Inc.	545	29,305
Target Corp.	1,044	75,794
Tiffany & Co.	200	20,566
Time Warner, Inc.	1,480	140,304
TJX Cos., Inc.	1,212	102,838
Tractor Supply Co.	245	16,660
TripAdvisor, Inc.*	210	7,858
Twenty-First Century Fox, Inc. Class A	2,004	73,266
Twenty-First Century Fox, Inc. Class B	849	30,623
Ulta Beauty, Inc.*	113	28,353
Under Armour, Inc. Class A*	358	6,358
Under Armour, Inc. Class C*	360	5,526
VF Corp.	626	50,625
Viacom, Inc. Class B	672	20,268
Walt Disney Co.	2,910	291,960
Whirlpool Corp.	145	22,468
Wyndham Worldwide Corp.	202	23,070
Wynn Resorts Ltd.	157	29,232
Yum! Brands, Inc.	659	57,399
		5,631,300
Consumer Staples — 7.2%
Altria Group, Inc.	3,653	204,970
Archer Daniels Midland Co.	1,073	48,693
Brown-Forman Corp. Class B	472	26,451
Campbell Soup Co.	374	15,252
Church & Dwight Co., Inc.	479	22,130
Clorox Co.	252	29,534
Coca-Cola Co.	7,304	315,606
Colgate-Palmolive Co.	1,677	109,391
ConAgra Brands, Inc.	799	29,619
Constellation Brands, Inc. Class A	329	76,700
Costco Wholesale Corp.	837	165,023
Coty, Inc.	904	15,684
CVS Health Corp.	1,937	135,261
Dr. Pepper Snapple Group, Inc.	347	41,626
Estee Lauder Cos., Inc. Class A	431	63,827
General Mills, Inc.	1,105	48,333
Hershey Co.	276	25,375
Hormel Foods Corp.	516	18,705
JM Smucker Co.	217	24,755
Kellogg Co.	476	28,036
Kimberly-Clark Corp.	674	69,786
Kraft Heinz Co.	1,136	64,048
Kroger Co.	1,714	43,176
McCormick & Co., Inc.	231	24,350
Molson Coors Brewing Co. Class B	357	25,433
Mondelez International, Inc.	2,869	113,325
Monster Beverage Corp.*	796	43,780
PepsiCo, Inc.	2,724	274,960
Philip Morris International, Inc.	3,066	251,412
Procter & Gamble Co.	4,852	350,994
Sysco Corp.	926	57,912
Tyson Foods, Inc. Class A	555	38,905
Walgreens Boots Alliance, Inc.	1,657	110,107
Wal-Mart Stores, Inc.	2,789	246,715
		3,159,874

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
April 30, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks (continued)
Energy — 6.2%
Anadarko Petroleum Corp.	1,068	$71,898
Andeavor	276	38,176
Apache Corp.	727	29,771
Baker Hughes a GE Co.	816	29,466
Cabot Oil & Gas Corp.	887	21,208
Chevron Corp.	3,693	462,031
Cimarex Energy Co.	182	18,307
Concho Resources, Inc.*	289	45,434
ConocoPhillips	2,318	151,829
Devon Energy Corp.	1,005	36,512
EOG Resources, Inc.	1,098	129,751
EQT Corp.	459	23,037
Exxon Mobil Corp.	8,095	629,386
Halliburton Co.	1,656	87,751
Helmerich & Payne, Inc.	211	14,675
Hess Corp.	518	29,521
Kinder Morgan, Inc.	3,658	57,870
Marathon Oil Corp.	1,623	29,620
Marathon Petroleum Corp.	967	72,438
National Oilwell Varco, Inc.	725	28,036
Newfield Exploration Co.*	379	11,294
Noble Energy, Inc.	929	31,428
Occidental Petroleum Corp.	1,461	112,877
ONEOK, Inc.	725	43,660
Phillips 66	820	91,274
Pioneer Natural Resources Co.	331	66,713
Range Resources Corp.	437	6,052
Schlumberger Ltd.	2,649	181,615
TechnipFMC PLC	839	27,653
Valero Energy Corp.	846	93,847
Williams Cos., Inc.	1,575	40,525
		2,713,655
Financials — 14.7%
Affiliated Managers Group, Inc.	114	18,794
Aflac, Inc.	1,514	68,993
Allstate Corp.	690	67,496
American Express Co.	1,399	138,151
American International Group, Inc.	1,721	96,376
Ameriprise Financial, Inc.	293	41,082
Aon PLC	491	69,953
Arthur J. Gallagher & Co.	343	24,007
Assurant, Inc.	109	10,117
Bank of America Corp.	18,661	558,337
Bank of New York Mellon Corp.	1,967	107,221
BB&T Corp.	1,540	81,312
Berkshire Hathaway, Inc. Class B*	3,709	718,545
BlackRock, Inc. Class A	237	123,595
Brighthouse Financial, Inc.*	184	9,344
Capital One Financial Corp.	920	83,370
CBOE Holdings, Inc.	222	23,705
Charles Schwab Corp.	2,291	127,563
Chubb Ltd.	886	120,204
Cincinnati Financial Corp.	290	20,399
Citigroup, Inc.	5,041	344,149
Citizens Financial Group, Inc.	960	39,830
CME Group, Inc.	654	103,123
Comerica, Inc.	340	32,157
Discover Financial Services, Inc. Class A	711	50,659
E*TRADE Financial Corp.*	524	31,796

Security Description	Shares	Fair Value
Common Stocks (continued)
Financials (continued)
Everest Re Group Ltd.	81	$18,846
Fifth Third Bancorp	1,408	46,703
Franklin Resources, Inc.	632	21,260
Goldman Sachs Group, Inc.	685	163,256
Hartford Financial Services Group, Inc.	697	37,526
Huntington Bancshares Inc.	2,073	30,908
Intercontinental Exchange, Inc.	1,122	81,300
Invesco Ltd.	774	22,423
JPMorgan Chase & Co.	6,696	728,391
KeyCorp	2,075	41,334
Leucadia National Corp.	605	14,544
Lincoln National Corp.	426	30,093
Loews Corp.	527	27,646
M&T Bank Corp.	289	52,676
Marsh & McLennan Cos., Inc.	976	79,544
MetLife, Inc.	2,023	96,436
Moody’s Corp.	322	52,228
Morgan Stanley	2,692	138,961
MSCI, Inc.	172	25,771
Nasdaq, Inc.	225	19,872
Navient Corp.	529	7,015
Northern Trust Corp.	413	44,088
People’s United Financial, Inc.	658	12,035
PNC Financial Services Group, Inc.	917	133,524
Principal Financial Group, Inc.	515	30,498
Progressive Corp.	1,110	66,922
Prudential Financial, Inc.	813	86,438
Raymond James Financial, Inc.	250	22,437
Regions Financial Corp.	2,276	42,561
S&P Global, Inc.	491	92,603
State Street Corp.	715	71,343
SunTrust Banks, Inc.	921	61,523
SVB Financial Group*	101	30,261
Synchrony Financial	1,422	47,168
T. Rowe Price Group, Inc.	461	52,471
Torchmark Corp.	210	18,215
Travelers Cos., Inc.	527	69,353
Unum Group	436	21,094
US Bancorp	3,028	152,763
Wells Fargo & Co.	8,503	441,816
Willis Towers Watson PLC	257	38,167
XL Group Ltd.	493	27,406
Zions Bancorporation	398	21,791
		6,431,488
Health Care — 13.7%
Abbott Laboratories	3,308	192,294
AbbVie, Inc.	3,123	301,526
Aetna, Inc.	631	112,981
Agilent Technologies, Inc.	619	40,693
Alexion Pharmaceuticals, Inc.*	429	50,463
Align Technology, Inc.*	143	35,729
Allergan PLC	638	98,029
AmerisourceBergen Corp.	309	27,989
Amgen, Inc.	1,272	221,939
Anthem, Inc.	506	119,411
Baxter International, Inc.	960	66,720
Becton Dickinson and Co.	511	118,486
Biogen, Inc.*	406	111,082
Boston Scientific Corp.*	2,610	74,959

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
April 30, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks (continued)
Health Care (continued)
Bristol-Myers Squibb Co.	3,121	$162,698
Cardinal Health, Inc.	605	38,823
Celgene Corp.*	1,494	130,127
Centene Corp.*	330	35,831
Cerner Corp.*	602	35,066
Cigna Corp.	483	82,989
Cooper Cos., Inc.	95	21,727
Danaher Corp.	1,168	117,174
DaVita, Inc.*	292	18,335
DENTSPLY SIRONA, Inc.	439	22,099
Edwards Lifesciences Corp.*	405	51,581
Eli Lilly & Co.	1,845	149,574
Envision Healthcare Corp.*	236	8,772
Express Scripts Holding Co.*	1,115	84,406
Gilead Sciences, Inc.	2,484	179,419
HCA Healthcare, Inc.	554	53,040
Henry Schein, Inc.*	308	23,408
Hologic, Inc.*	539	20,908
Humana, Inc.	278	81,782
IDEXX Laboratories, Inc.*	169	32,869
Illumina, Inc.*	282	67,942
Incyte Corp.*	328	20,316
Intuitive Surgical, Inc.*	219	96,531
IQVIA Holdings, Inc.*	289	27,675
Johnson & Johnson	5,097	644,720
Laboratory Corp. of America Holdings*	200	34,150
McKesson Corp.	402	62,796
Medtronic PLC	2,576	206,415
Merck & Co., Inc.	5,104	300,472
Mettler-Toledo International, Inc.*	55	30,796
Mylan NV*	1,025	39,729
Nektar Therapeutics*	306	25,600
PerkinElmer, Inc.	216	15,846
Perrigo Co. PLC	253	19,769
Pfizer, Inc.	11,290	413,327
Quest Diagnostics, Inc.	263	26,616
Regeneron Pharmaceuticals, Inc.*	147	44,641
ResMed, Inc.	271	25,647
Stryker Corp.	612	103,685
Thermo Fisher Scientific, Inc.	764	160,707
UnitedHealth Group, Inc.	1,839	434,740
Universal Health Services, Inc. Class B	172	19,642
Varian Medical Systems, Inc.*	181	20,922
Vertex Pharmaceuticals, Inc.*	484	74,129
Waters Corp.*	156	29,392
Zimmer Biomet Holdings, Inc.	389	44,801
Zoetis, Inc.	940	78,471
		5,992,406
Industrials — 9.8%
3M Co.	1,136	220,827
Acuity Brands, Inc.	84	10,061
Alaska Air Group, Inc.	236	15,323
Allegion PLC	181	13,970
American Airlines Group, Inc.	831	35,675
AMETEK, Inc.	443	30,921
AO Smith Corp.	283	17,362
Arconic, Inc.	809	14,408
Boeing Co.	1,101	367,250
C.H. Robinson Worldwide, Inc.	273	25,124
Caterpillar, Inc.	1,128	162,838

Security Description	Shares	Fair Value
Common Stocks (continued)
Industrials (continued)
Cintas Corp.	162	$27,589
CSX Corp.	1,740	103,339
Cummins, Inc.	305	48,757
Deere & Co.	616	83,363
Delta Air Lines, Inc.	1,271	66,372
Dover Corp.	300	27,810
Eaton Corp PLC	847	63,550
Emerson Electric Co.	1,222	81,153
Equifax, Inc.	235	26,332
Expeditors International of Washington, Inc.	344	21,968
Fastenal Co.	551	27,544
FedEx Corp.	471	116,431
Flowserve Corp.	255	11,325
Fluor Corp.	272	16,034
Fortive Corp.	582	40,920
Fortune Brands Home & Security, Inc.	295	16,134
General Dynamics Corp.	532	107,097
General Electric Co.	17,481	245,958
Honeywell International, Inc.	1,454	210,365
Huntington Ingalls Industries, Inc.	93	22,619
IHS Markit Ltd.*	694	34,096
Illinois Tool Works, Inc.	595	84,502
Ingersoll-Rand PLC	489	41,022
Jacobs Engineering Group, Inc.	235	13,651
JB Hunt Transport Services, Inc.	162	19,024
Johnson Controls International PLC	1,777	60,187
Kansas City Southern	202	21,539
L3 Technologies, Inc.	151	29,578
Lockheed Martin Corp.	480	154,003
Masco Corp.	612	23,176
Nielsen Holdings PLC	642	20,191
Norfolk Southern Corp.	551	79,052
Northrop Grumman Corp.	335	107,883
PACCAR, Inc.	670	42,659
Parker-Hannifin Corp.	255	41,978
Pentair PLC	319	21,462
Quanta Services, Inc.*	288	9,360
Raytheon Co.	557	114,152
Republic Services, Inc. Class A	438	28,330
Robert Half International, Inc.	243	14,762
Rockwell Automation, Inc.	250	41,133
Rockwell Collins, Inc.	310	41,087
Roper Technologies, Inc.	200	52,838
Snap-on, Inc.	110	15,978
Southwest Airlines Co.	1,049	55,419
Stanley Black & Decker, Inc.	293	41,486
Stericycle, Inc.*	162	9,511
Textron, Inc.	504	31,319
TransDigm Group, Inc.	93	29,813
Union Pacific Corp.	1,526	203,919
United Continental Holdings, Inc.*	495	33,432
United Parcel Service, Inc. Class B	1,316	149,366
United Rentals, Inc.*	168	25,200
United Technologies Corp.	1,442	173,256
Verisk Analytics, Inc.*	299	31,829
Waste Management, Inc.	787	63,975
WW Grainger, Inc.	106	29,823
Xylem, Inc.	349	25,442
		4,293,852

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (continued)
April 30, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks (continued)
Information Technology — 24.7%
Accenture PLC	1,178	$178,114
Activision Blizzard, Inc.	1,442	95,677
Adobe Systems, Inc.*	940	208,304
Advanced Micro Devices, Inc.*	1,531	16,657
Akamai Technologies, Inc.*	328	23,501
Alliance Data Systems Corp.	93	18,884
Alphabet, Inc. Class A*	585	595,869
Alphabet, Inc. Class C*	595	605,311
Amphenol Corp. Class A	584	48,887
Analog Devices, Inc.	706	61,669
ANSYS, Inc.*	169	27,321
Apple, Inc.	9,773	1,615,086
Applied Materials, Inc.	2,034	101,029
Autodesk, Inc.*	418	52,626
Automatic Data Processing, Inc.	849	100,250
Broadcom, Inc.	774	177,571
CA, Inc.	603	20,984
Cadence Design Systems, Inc.*	538	21,552
Cisco Systems, Inc.	9,209	407,867
Citrix Systems, Inc.*	275	28,300
Cognizant Technology Solutions Class A	1,127	92,211
Corning, Inc.	1,721	46,501
DXC Technology Co.	543	55,962
eBay, Inc.*	1,895	71,783
Electronic Arts, Inc.*	592	69,844
F5 Networks, Inc.*	127	20,712
Facebook, Inc. Class A*	4,511	775,892
Fidelity National Information Services, Inc.	655	62,205
Fiserv, Inc.*	806	57,113
FLIR Systems, Inc.	265	14,191
Gartner, Inc.*	178	21,590
Global Payments, Inc.	291	32,898
Harris Corp.	234	36,602
Hewlett Packard Enterprise Co.	3,127	53,315
HP, Inc.	3,179	68,317
Intel Corp.	8,716	449,920
International Business Machines Corp.	1,623	235,270
Intuit, Inc.	469	86,667
IPG Photonics Corp.*	72	15,338
Juniper Networks, Inc.	725	17,828
KLA-Tencor Corp.	304	30,929
Lam Research Corp.	310	57,369
Mastercard, Inc. Class A	1,781	317,499
Microchip Technology, Inc.	447	37,396
Micron Technology, Inc.*	2,124	97,662
Microsoft Corp.	14,953	1,398,405
Motorola Solutions, Inc.	311	34,157
NetApp, Inc.	523	34,821
NVIDIA Corp.	1,144	257,286
Oracle Corp.	5,773	263,653
Paychex, Inc.	616	37,311
Paypal Holdings, Inc.*	2,154	160,710
Qorvo, Inc.*	246	16,580
QUALCOMM, Inc.	2,810	143,338
Red Hat, Inc.*	344	56,093
salesforce.com, Inc.*	1,299	157,166
Seagate Technology PLC	550	31,839
Skyworks Solutions, Inc.	354	30,713
Symantec Corp.	1,177	32,709

Security Description	Shares	Fair Value
Common Stocks (continued)
Information Technology (continued)
Synopsys, Inc.*	293	$25,054
Take-Two Interactive Software, Inc.*	233	23,232
TE Connectivity Ltd.	674	61,840
Texas Instruments, Inc.	1,888	191,500
Total System Services, Inc.	325	27,319
VeriSign, Inc.*	164	19,257
Visa, Inc.	3,398	431,138
Western Digital Corp.	562	44,280
Western Union Co.	882	17,419
Xerox Corp.	411	12,926
Xilinx, Inc.	476	30,578
		10,769,797
Materials — 2.9%
Air Products & Chemicals, Inc.	415	67,350
Albemarle Corp.	216	20,943
Avery Dennison Corp.	172	18,027
Ball Corp.	671	26,900
CF Industries Holdings, Inc.	448	17,383
DowDuPont, Inc.	4,547	287,552
Eastman Chemical Co.	279	28,480
Ecolab, Inc.	500	72,385
FMC Corp.	256	20,411
Freeport-McMoRan, Inc.	2,560	38,938
International Flavors & Fragrances, Inc.	154	21,754
International Paper Co.	790	40,732
LyondellBasell Industries NV Class A	620	65,553
Martin Marietta Materials, Inc.	125	24,346
Monsanto Co.	839	105,186
Mosaic Co.	669	18,030
Newmont Mining Corp.	1,018	39,997
Nucor Corp.	614	37,835
Packaging Corp of America	187	21,634
PPG Industries, Inc.	489	51,775
Praxair, Inc.	546	83,276
Sealed Air Corp.	343	15,041
Sherwin-Williams Co.	162	59,561
Vulcan Materials Co.	252	28,146
WestRock Co.	490	28,988
		1,240,223
Real Estate — 2.7%
Alexandria Real Estate Equities, Inc.	185	23,045
American Tower Corp.	818	111,543
Apartment Investment & Management Co.	304	12,342
AvalonBay Communities, Inc.	268	43,684
Boston Properties, Inc.	296	35,937
CBRE Group, Inc.*	593	26,869
Crown Castle International Corp.	781	78,779
Digital Realty Trust, Inc.	395	41,748
Duke Realty Corp.	681	18,455
Equinix, Inc.	151	63,539
Equity Residential	705	43,506
Essex Property Trust, Inc.	133	31,879
Extra Space Storage, Inc.	242	21,681
Federal Realty Investment Trust	143	16,567
GGP, Inc.	1,195	23,888
HCP, Inc.	896	20,931
Host Hotels & Resorts, Inc.	1,409	27,560
Iron Mountain, Inc.	511	17,343

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons S&P 500® Covered Call ETF (concluded)
April 30, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks (continued)
Real Estate (continued)
Kimco Realty Corp.	810	$11,753
Macerich Co.	212	12,215
Mid-America Apartment Communities, Inc.	217	19,847
Prologis, Inc.	1,014	65,819
Public Storage	292	58,920
Realty Income Corp.	529	26,720
Regency Centers Corp.	288	16,949
SBA Communications Corp.*	235	37,654
Simon Property Group, Inc.	598	93,491
SL Green Realty Corp.	192	18,766
UDR, Inc.	512	18,509
Ventas, Inc.	682	35,068
Vornado Realty Trust	330	22,450
Welltower, Inc.	702	37,515
Weyerhaeuser Co.	1,436	52,816
		1,187,788
Telecommunication Services — 1.9%
AT&T, Inc.	11,679	381,903
CenturyLink, Inc.	1,853	34,429
Verizon Communications, Inc.	7,894	389,569
		805,901
Utilities — 2.9%
AES Corp.	1,261	15,435
Alliant Energy Corp.	444	19,070
Ameren Corp.	467	27,375
American Electric Power Co., Inc.	942	65,921
American Water Works Co., Inc.	346	29,957
CenterPoint Energy, Inc.	824	20,872
CMS Energy Corp.	543	25,624
Consolidated Edison, Inc.	595	47,677
Dominion Energy, Inc.	1,228	81,736
DTE Energy Co.	348	36,679
Duke Energy Corp.	1,338	107,254
Edison International	623	40,819
Entergy Corp.	349	28,475
Eversource Energy	606	36,511
Exelon Corp.	1,830	72,614
FirstEnergy Corp.	853	29,343
NextEra Energy, Inc.	894	146,536
NiSource, Inc.	623	15,195
NRG Energy, Inc.	579	17,949
PG&E Corp.	977	45,040
Pinnacle West Capital Corp.	219	17,629
PPL Corp.	1,301	37,859
Public Service Enterprise Group, Inc.	966	50,377
SCANA Corp.	272	10,001
Sempra Energy	481	53,776
Southern Co.	1,905	87,859
WEC Energy Group, Inc.	602	38,697
Xcel Energy, Inc.	971	45,482
		1,251,762

TOTAL COMMON STOCKS
(Cost $34,837,511)		43,478,046

Security Description	Shares	Fair Value
TOTAL INVESTMENTS — 99.6%
(Cost $34,837,511)		$43,478,046
Other Assets in Excess of Liabilities:
Written Call Options — (0.1)%		(48,085)
Other Assets — 0.5%		213,710
Total Other Assets in Excess of Liabilities — 0.4%		165,625
Total Net Assets — 100.0%		$43,643,671

†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at April 30, 2018 was $43,478,046.
*	Non-income producing security.

Glossary:

Ltd. — Private Limited Company

PLC — Public Limited Company

Number of Contracts		Notional Value	Fair Value
Written Call Options — (0.1)%
(163)	S&P 500® Index,
	Strike @ $2,735, Exp 5/18/18	$(43,163,215)	$ (48,085)
Total Written Call Options
	(Premiums Received $193,005)		$ (48,085)

Sector Allocation (as of April 30, 2018)
Information Technology	24.7%
Financials	14.7
Health Care	13.7
Consumer Discretionary	12.9
Industrials	9.8
Consumer Staples	7.2
Energy	6.2
Materials	2.9
Utilities	2.9
Real Estate	2.7
Telecommunication Services	1.9
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons DAX Germany ETF
April 30, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks — 93.2%
Consumer Discretionary — 14.4%
adidas AG	3,112	$766,645
Bayerische Motoren Werke AG	5,546	619,610
Continental AG	1,878	501,901
Daimler AG	15,409	1,219,420
		3,107,576

Consumer Staples — 0.9%
Beiersdorf AG	1,732	196,537
Financials — 16.1%
Allianz SE	7,486	1,776,894
Commerzbank AG	17,465	225,993
Deutsche Bank AG	32,981	452,907
Deutsche Boerse AG	3,300	445,154
Muenchener Rueckversicherungs-
Gesellschaft AG	2,536	582,004
		3,482,952

Health Care — 5.3%
Fresenius Medical Care AG & Co. KGaA	3,730	379,814
Fresenius SE & Co. KGaA	7,211	551,837
Merck KGaA	2,248	220,596
		1,152,247

Industrials — 12.8%
Deutsche Lufthansa AG	8,058	235,310
Deutsche Post AG	16,294	710,677
Siemens AG	14,198	1,812,146
		2,758,133

Information Technology — 11.8%
Infineon Technologies AG	19,715	506,881
SAP SE	18,371	2,051,334
		2,558,215

Materials — 22.6%
BASF SE	16,007	1,669,394
Bayer AG	14,647	1,756,904
Covestro AG	3,065	279,808
HeidelbergCement AG	2,594	254,674
Linde AG	3,082	685,340
ThyssenKrupp AG	8,606	224,591
		4,870,711

Real Estate — 1.8%
Vonovia SE	7,824	393,336

Telecommunication Services — 4.5%
Deutsche Telekom AG	55,984	980,437

Utilities — 3.0%
E.ON SE	38,867	426,012
RWE AG	8,982	215,684
		641,696

TOTAL COMMON STOCKS
(Cost $19,126,403)		20,141,840

Security Description	Shares	Fair Value
Preferred Stocks — 4.8%
Consumer Discretionary — 3.0%
Volkswagen AG (2.30%)	3,107	$645,064
Consumer Staples — 1.8%
Henkel AG & Co. KGaA (1.70%)	3,045	387,762
TOTAL PREFERRED STOCKS
(Cost $1,085,142)		1,032,826
TOTAL INVESTMENTS — 98.0%
(Cost $20,211,545)		21,174,666
Other Assets in Excess of Liabilities - 2.0%		424,549
Total Net Assets - 100.0%		$21,599,215

Glossary:

AG — Aktiengesellschaft is both the German and Swiss term for a stock corporation.

KGaA — Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.

SE — SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Sector Allocation (as of April 30, 2018)
Materials	22.6%
Consumer Discretionary	17.4
Financials	16.1
Industrials	12.8
Information Technology	11.8
Health Care	5.3
Telecommunication Services	4.5
Utilities	3.0
Consumer Staples	2.7
Real Estate	1.8

Total Investments	98.0
Other Assets in Excess of Liabilities	2.0

Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons Cadence Hedged US Dividend Yield ETF
April 30, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks — 99.2%
Consumer Discretionary — 12.3%
Bed Bath & Beyond, Inc.	966	$16,866
Best Buy Co., Inc.	876	67,040
Carnival Corp.	1,629	102,725
Cinemark Holdings, Inc.	682	26,714
Comcast Corp. Class A	11,370	356,904
Darden Restaurants, Inc.	375	34,823
Dick’s Sporting Goods, Inc.	608	20,119
Dunkin’ Brands Group, Inc.	290	17,678
Extended Stay America, Inc.	567	11,102
Foot Locker, Inc.	1,289	55,530
Ford Motor Co.	15,883	178,525
Gap Inc.	747	21,842
Garmin Ltd.	355	20,828
General Motors Co.	4,165	153,022
Genuine Parts Co.	765	67,565
H&R Block, Inc.	725	20,046
Hanesbrands, Inc.	2,709	50,035
Harley-Davidson, Inc.	2,309	94,969
Hasbro, Inc.	383	33,738
Home Depot, Inc.	2,167	400,462
International Game Technology PLC	375	10,601
Interpublic Group of Cos., Inc.	6,514	153,665
Kohl’s Corp.	589	36,589
L Brands, Inc.	900	31,419
Las Vegas Sands Corp.	1,178	86,383
Leggett & Platt, Inc.	453	18,369
Macy’s, Inc.	942	29,268
McDonald’s Corp. †	2,370	396,833
Newell Brands, Inc.	2,150	59,405
Nordstrom, Inc.	450	22,752
Omnicom Group, Inc.	1,737	127,947
Penske Automotive Group, Inc.	150	6,765
Signet Jewelers Ltd.	336	13,064
Six Flags Entertainment Corp.	329	20,806
Starbucks Corp. †	6,557	377,486
Tapestry, Inc.	840	45,167
Target Corp.	2,789	202,481
TEGNA, Inc.	666	7,040
Tribune Media Co.	234	8,843
Tupperware Brands Corp.	175	7,798
Vail Resorts, Inc.	129	29,581
VF Corp.	1,833	148,235
Viacom, Inc. Class B	1,139	34,352
Whirlpool Corp.	580	89,871
Williams-Sonoma, Inc.	619	29,588
Wyndham Worldwide Corp.	527	60,189
		3,805,030

Consumer Staples — 16.3%
Altria Group, Inc. †	6,051	339,522
Archer Daniels Midland Co.	8,801	399,389
Bunge Ltd.	2,087	150,744
Campbell Soup Co.	625	25,487
Clorox Co.	445	52,154
Coca-Cola Co. †	8,688	375,408
Colgate-Palmolive Co.	3,797	247,678
ConAgra Brands, Inc.	1,237	45,855
Coty, Inc.	1,750	30,362
CVS Health Corp.	6,092	425,404

Security Description	Shares	Fair Value
Common Stocks (continued)
Consumer Staples (continued)
Flowers Foods, Inc.	562	$12,707
General Mills, Inc.	3,489	152,609
Hershey Co.	555	51,027
Hormel Foods Corp.	1,344	48,720
JM Smucker Co.	521	59,436
Kellogg Co.	1,344	79,161
Kimberly-Clark Corp.	1,981	205,113
Kraft Heinz Co.	2,202	124,149
Molson Coors Brewing Co. Class B	536	38,185
Mondelez International, Inc. †	8,002	316,079
PepsiCo, Inc. †	3,489	352,180
Philip Morris International, Inc. †	3,800	311,600
Pinnacle Foods, Inc.	475	28,690
Procter & Gamble Co. †	4,823	348,896
Sysco Corp.	1,507	94,248
Walgreens Boots Alliance, Inc. †	4,715	313,312
Wal-Mart Stores, Inc. †	4,380	387,455
		5,015,570

Energy — 8.1%
Andeavor	526	72,756
Apache Corp.	2,315	94,799
Chevron Corp.	3,313	414,489
Exxon Mobil Corp.	5,095	396,136
Helmerich & Payne, Inc.	323	22,465
HollyFrontier Corp.	512	31,073
Kinder Morgan, Inc.	6,130	96,977
Marathon Petroleum Corp.	1,789	134,014
Murphy Oil Corp.	550	16,561
Nabors Industries Ltd.	1,350	10,274
Occidental Petroleum Corp.	3,148	243,215
Oceaneering International, Inc.	350	7,434
ONEOK, Inc.	1,277	76,901
PBF Energy, Inc.	325	12,457
Phillips 66	1,559	173,532
RPC, Inc.	171	3,080
Schlumberger Ltd.	5,882	403,270
Targa Resources Corp.	827	38,844
Valero Energy Corp.	1,615	179,152
Williams Cos., Inc.	3,255	83,751
		2,511,180

Financials — 11.7%
Aflac, Inc.	2,633	119,986
American International Group, Inc.	4,345	243,320
Ameriprise Financial, Inc.	565	79,219
Arthur J. Gallagher & Co.	472	33,035
Aspen Insurance Holdings Ltd.	190	8,066
Associated Banc-Corp	575	15,209
Assurant, Inc.	314	29,146
Axis Capital Holdings Ltd.	302	17,727
Bank of Hawaii Corp.	125	10,526
BankUnited, Inc.	325	12,873
BB&T Corp.	2,668	140,870
BGC Partners, Inc.	825	11,022
BlackRock, Inc. Class A	379	197,649
Cincinnati Financial Corp.	488	34,326
CNA Financial Corp.	100	5,046
Cullen/Frost Bankers, Inc.	162	18,541

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons Cadence Hedged US Dividend Yield ETF (continued)
April 30, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks (continued)
Financials (continued)
Eaton Vance Corp.	347	$18,873
Federated Investors, Inc.	300	7,941
First American Financial Corp.	325	16,611
First Hawaiian, Inc.	175	4,821
First Horizon National Corp.	896	16,397
FNB Corp.	941	12,233
FNF Group	1,384	50,973
Franklin Resources, Inc.	1,250	42,050
Huntington Bancshares Inc.	5,219	77,815
Invesco Ltd.	1,579	45,744
JPMorgan Chase & Co. †	3,469	377,358
KeyCorp	5,534	110,237
Lazard Ltd.	400	21,768
Legg Mason, Inc.	473	18,778
Mercury General Corp.	125	5,716
MetLife, Inc. †	6,215	296,269
Navient Corp.	1,197	15,872
New York Community Bancorp, Inc.	1,461	17,357
Old Republic International Corp.	726	14,810
PacWest Bancorp	414	21,213
People’s United Financial, Inc.	1,088	19,900
Popular, Inc.	1,050	48,605
Principal Financial Group, Inc.	1,483	87,823
ProAssurance Corp.	162	7,663
Prudential Financial, Inc.	1,878	199,669
SunTrust Banks, Inc.	1,728	115,430
T. Rowe Price Group, Inc.	727	82,747
TCF Financial Corp.	509	12,638
Travelers Cos., Inc.	958	126,073
US Bancorp †	6,816	343,867
Validus Holdings Ltd.	193	13,080
Wells Fargo & Co. †	7,288	378,684
		3,605,576

Health Care — 11.4%
AbbVie, Inc.	4,205	405,993
Amgen, Inc.	2,250	392,580
Bristol-Myers Squibb Co.	5,092	265,446
Cardinal Health, Inc.	3,363	215,804
Eli Lilly & Co.	3,375	273,611
Gilead Sciences, Inc. †	5,153	372,201
Johnson & Johnson †	2,957	374,031
Medtronic PLC	4,839	387,749
Merck & Co., Inc.	7,041	414,503
Patterson Cos., Inc.	778	18,112
Pfizer, Inc.	10,634	389,311
		3,509,341

Industrials — 12.6%
3M Co. †	1,760	342,126
Alaska Air Group, Inc.	395	25,647
Boeing Co.	1,155	385,262
Caterpillar, Inc.	1,657	239,205
Copa Holdings SA	94	11,014
Cummins, Inc.	535	85,525
Delta Air Lines, Inc.	3,608	188,410
Eaton Corp PLC	1,507	113,070
Emerson Electric Co.	2,110	140,125
Fastenal Co.	887	44,341

Security Description	Shares	Fair Value
Common Stocks (continued)
Industrials (continued)
General Electric Co.	27,556	$387,713
Hubbell, Inc.	229	23,784
Johnson Controls International PLC	4,643	157,258
KAR Auction Services, Inc.	419	21,784
Lockheed Martin Corp. †	760	243,838
MSC Industrial Direct Co., Inc.	170	14,695
Nielsen Holdings PLC	2,139	67,272
Norfolk Southern Corp.	881	126,397
Pentair PLC	568	38,215
Pitney Bowes, Inc.	700	7,154
Ryder System, Inc.	233	15,711
Snap-on, Inc.	192	27,888
Timken Co.	225	9,619
Union Pacific Corp. †	2,805	374,832
United Parcel Service, Inc. Class B †	3,317	376,479
United Technologies Corp. †	2,317	278,388
Waste Management, Inc.	1,277	103,807
Watsco, Inc.	106	17,747
		3,867,306

Information Technology — 10.3%
Analog Devices, Inc.	1,069	93,377
Automatic Data Processing, Inc.	1,435	169,445
Broadcom, Inc. †	1,607	368,678
CA, Inc.	970	33,756
Cisco Systems, Inc.	9,147	405,121
Corning, Inc.	3,032	81,925
Cypress Semiconductor Corp.	971	14,157
HP, Inc.	5,598	120,301
Intel Corp.	7,653	395,048
International Business Machines Corp. †	2,519	365,154
Juniper Networks, Inc.	1,252	30,787
KLA-Tencor Corp.	503	51,175
Maxim Integrated Products, Inc.	823	44,853
Paychex, Inc.	1,068	64,689
QUALCOMM, Inc. †	6,654	339,420
Sabre Corp.	725	14,964
Texas Instruments, Inc. †	3,342	338,979
Western Digital Corp.	914	72,014
Western Union Co.	6,694	132,206
Xerox Corp. *	1,075	33,809
		3,169,858

Materials — 4.2%
Air Products & Chemicals, Inc.	848	137,622
Bemis Co., Inc.	431	18,649
Cabot Corp.	225	12,569
CF Industries Holdings, Inc.	685	26,578
Domtar Corp.	183	8,034
DowDuPont, Inc.	5,980	378,175
Eastman Chemical Co.	488	49,815
Huntsman Corp.	594	17,683
International Paper Co.	1,848	95,283
LyondellBasell Industries NV Class A	1,002	105,942
Nucor Corp.	950	58,539
Olin Corp.	481	14,521
Packaging Corp of America	287	33,203
Praxair, Inc.	1,187	181,041
Reliance Steel & Aluminum Co.	216	18,991

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons Cadence Hedged US Dividend Yield ETF (continued)
April 30, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks (continued)
Materials (continued)
RPM International, Inc.	581	$28,062
Scotts Miracle-Gro Co.	150	12,537
Sonoco Products Co.	375	19,260
WestRock Co.	1,128	66,733
		1,283,237

Real Estate — 6.7%
AGNC Investment Corp.	1,169	22,118
Alexandria Real Estate Equities, Inc.	251	31,267
American Campus Communities, Inc.	379	14,823
Annaly Capital Management, Inc.	3,420	35,465
Apartment Investment & Management Co.	444	18,026
Apple Hospitality REIT, Inc.	597	10,740
AvalonBay Communities, Inc.	395	64,385
Boston Properties, Inc.	368	44,679
Brandywine Realty Trust	485	7,813
Brixmor Property Group, Inc.	794	11,823
Camden Property Trust	236	20,154
Chimera Investment Corp.	566	9,899
Columbia Property Trust, Inc.	271	5,789
CoreCivic, Inc.	200	4,032
CoreSite Realty Corp.	75	7,808
Corporate Office Properties Trust	200	5,502
Crown Castle International Corp.	1,085	109,444
CubeSmart	513	15,103
CyrusOne, Inc.	284	15,220
DCT Industrial Trust, Inc.	259	16,983
DDR Corp.	880	6,380
Digital Realty Trust, Inc.	553	58,447
Douglas Emmett, Inc.	433	16,138
Duke Realty Corp.	876	23,740
Empire State Realty Trust, Inc.	307	5,348
EPR Properties	187	10,289
Equinix, Inc.	188	79,109
Equity LifeStyle Properties, Inc.	231	20,596
Equity Residential	888	54,798
Essex Property Trust, Inc.	177	42,425
Extra Space Storage, Inc.	305	27,325
Federal Realty Investment Trust	228	26,414
Forest City Realty Trust, Inc.	596	11,956
Gaming and Leisure Properties, Inc.	500	17,135
GGP, Inc.	1,561	31,204
HCP, Inc.	1,254	29,293
Healthcare Trust of America, Inc.	527	13,170
Highwoods Properties, Inc.	289	12,722
Hospitality Properties Trust	486	12,092
Host Hotels & Resorts, Inc.	1,731	33,858
Hudson Pacific Properties, Inc.	390	12,819
Iron Mountain, Inc.	792	26,880
JBG SMITH	204	7,521
Kilroy Realty Corp.	240	17,201
Kimco Realty Corp.	1,227	17,804
Lamar Advertising Co.	198	12,615
Liberty Property Trust	336	14,052
Life Storage, Inc.	126	11,143
Macerich Co.	400	23,048
Medical Properties Trust, Inc.	857	10,952
MFA Financial, Inc.	1,208	9,084
Mid-America Apartment Communities, Inc.	298	27,255

Security Description	Shares	Fair Value
Common Stocks (continued)
Real Estate (continued)
National Retail Properties, Inc.	431	$16,395
Omega Healthcare Investors, Inc.	609	15,822
Outfront Media, Inc.	394	7,388
Paramount Group, Inc.	487	6,988
Park Hotels & Resorts, Inc.	446	12,836
Piedmont Office Realty Trust, Inc.	398	7,132
Prologis, Inc.	1,366	88,667
Public Storage	423	85,353
Rayonier, Inc.	267	9,930
Realty Income Corp.	803	40,560
Regency Centers Corp.	415	24,423
Retail Properties of America, Inc.	678	7,824
Senior Housing Properties Trust	669	10,416
Simon Property Group, Inc.	936	146,334
SL Green Realty Corp.	258	25,217
Spirit Realty Capital, Inc.	1,408	11,334
Starwood Property Trust, Inc.	816	17,103
STORE Capital Corp.	458	11,555
Sun Communities, Inc.	175	16,424
Tanger Factory Outlet Centers, Inc.	175	3,841
Taubman Centers, Inc.	146	8,173
UDR, Inc.	715	25,847
Ventas, Inc.	1,023	52,603
VEREIT, Inc.	2,304	15,667
Vornado Realty Trust	484	32,927
Weingarten Realty Investors	373	10,246
Welltower, Inc.	1,137	60,761
Weyerhaeuser Co.	1,810	66,572
WP Carey, Inc.	305	19,474
		2,051,698

Telecommunication Services — 2.5%
AT&T, Inc. †	10,703	349,988
Telephone & Data Systems, Inc.	550	15,032
Verizon Communications, Inc.	7,977	393,665
		758,685

Utilities — 3.1%
AES Corp.	927	11,346
Alliant Energy Corp.	300	12,885
Ameren Corp.	279	16,355
American Electric Power Co., Inc.	647	45,277
Aqua America, Inc.	250	8,787
Atmos Energy Corp.	152	13,207
Avangrid, Inc.	100	5,271
CenterPoint Energy, Inc.	641	16,237
CMS Energy Corp.	371	17,507
Consolidated Edison, Inc.	437	35,017
Dominion Energy, Inc.	1,084	72,151
DTE Energy Co.	240	25,296
Duke Energy Corp.	1,082	86,733
Edison International	540	35,381
Entergy Corp.	223	18,195
Eversource Energy	475	28,619
Exelon Corp.	1,182	46,902
FirstEnergy Corp.	528	18,163
Great Plains Energy, Inc.	257	8,412
Hawaiian Electric Industries, Inc.	129	4,475
MDU Resources Group, Inc.	251	7,071

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments — Horizons Cadence Hedged US Dividend Yield ETF (concluded)
April 30, 2018 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks (continued)
Utilities (continued)
National Fuel Gas Co.	125	$6,419
NextEra Energy, Inc.	571	93,593
NiSource, Inc.	453	11,049
OGE Energy Corp.	318	10,453
Pinnacle West Capital Corp.	145	11,672
PPL Corp.	1,055	30,700
Public Service Enterprise Group, Inc.	630	32,854
SCANA Corp.	209	7,685
Sempra Energy	365	40,807
Southern Co.	1,607	74,115
UGI Corp.	242	11,710
Vectren Corp.	105	7,378
WEC Energy Group, Inc.	470	30,212
Westar Energy, Inc.	171	9,265
Xcel Energy, Inc.	691	32,367
		943,566

TOTAL COMMON STOCKS
(Cost $31,510,972)		30,521,047

Purchased Put Options — 0.0%	Notional	Contracts	Fair Value
S&P 500® Index, Strike @ $2,550,
Exp 5/18/18	$4,236,880	16	$14,000

TOTAL PURCHASED PUT OPTIONS
(Cost $15,344)	14,000

TOTAL INVESTMENTS — 99.2%
(Cost $31,526,316)	30,535,047
Other Assets in Excess of Liabilities:
Written Call Options — (0.0)%	(2,790)
Other Assets — 0.8%	246,876
Other Assets in Excess of Liabilities - 0.8%	244,086
Total Net Assets — 100.0%	$30,779,133

†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at April 30, 2018 was $9,039,063.
*	Non-income producing security.

Glossary:

Ltd. — Private Limited Company

PLC — Public Limited Company

Number of Contracts		Notional Value	Fair Value
Written Call Options — (0.0)%
(31)	S&P 500® Index, Strike @ 2,775,
	Exp 5/18/18	$(8,208,955)	$(2,790)
	Total Written Call Options
	(Premiums Received $15,716)		$(2,790)

Sector Allocation (as of April 30, 2018)
Consumer Staples	16.3%
Industrials	12.6
Consumer Discretionary	12.3
Financials	11.7
Health Care	11.4
Information Technology	10.3
Energy	8.1
Real Estate	6.7
Materials	4.2
Utilities	3.1
Telecommunication Services	2.5
Purchased Options	0.0
Total Investments	99.2
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

Percentages indicated are based upon net assets.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
April 30, 2018 (Unaudited)

	Horizons NASDAQ 100® Covered Call ETF	Horizons S&P 500® Covered Call ETF	Horizons DAX Germany ETF	Horizons Cadence Hedged US Dividend Yield ETF
Assets:
Investments, at cost	$179,203,678	$34,837,511	$20,211,545	$31,526,316
Investments, at value (Note 2)	$206,232,264	$43,478,046	$21,174,666	$30,535,047
Cash	4,484,263	420,336	237,967	224,592
Receivables:
Fund shares sold	—	—	—	—
Due From Related Party (Note 10)	99,686	—	101,330	—
Dividends and interest	15,036	37,077	26,484	39,385
Reclaims	—	313	66,794	—
Total Assets	210,831,249	43,935,772	21,607,241	30,799,024

Liabilities:
Payables:
Options written, at value (premiums received
$4,036,392, $193,005, $— and $15,716)	1,903,200	48,085	—	2,790
Accrued Advisory fees	100,804	23,426	3,543	17,101
Distribution Payable.	2,013,260	220,590	—	—
Accrued other expenses	2,377	—	—	—
Dividend Withholding Tax Payable	505	—	4,483	—
Total Liabilities	4,020,146	292,101	8,026	19,891
Net Assets	$206,811,103	$43,643,671	$21,599,215	$30,779,133

Net Assets Consist of:
Paid-in capital	$202,321,995	$37,403,780	$20,999,141	$31,690,620
Undistributed (accumulated) net investment income (loss)	(9,246,658)	(1,090,767)	185,064	128,899
Accumulated net realized gain (loss) on investments,
options written and foreign currency transactions	(15,426,012)	(1,454,797)	(551,808)	(62,043)
Net unrealized appreciation (depreciation) on investments,
options written and foreign currency translations	29,161,778	8,785,455	966,818	(978,343)
Net Assets	$206,811,103	$43,643,671	$21,599,215	$30,779,133
Shares outstanding (unlimited number of shares of
beneficial interest authorized, without par value)	8,650,000	900,000	700,000	1,250,000
Net asset value, per share	$23.91	$48.49	$30.86	$24.62

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Period Ended April 30, 2018 (Unaudited)

	Horizons NASDAQ 100® Covered Call ETF	Horizons S&P 500® Covered Call ETF	Horizons DAX Germany ETF	Horizons Cadence Hedged US Dividend Yield ETF[2]
Investment Income:
Dividend income[1]	$866,046	$561,087	$205,089	$166,482
Expenses:
Advisory fees	541,393	187,350	45,056	41,452
Excise tax (Note 5)	207,014	—	—	—
Total Expenses	748,407	187,350	45,056	41,452
Advisory fees waived	—	—	(25,031)	(3,869)
Net Expenses	748,407	187,350	20,025	37,583
Net Investment Income (Loss)	117,639	373,737	185,064	128,899

Net Realized and Unrealized Gain (Loss) on:
Net Realized Gain (Loss) on:
Investments.	(582,875)	314,712	(98,536)	(121,972)
Options written.	(7,991,491)	(1,809,339)	—	24,780
In-kind transactions	12,989,336	7,209,951	—	35,149
Foreign currency transactions	—	—	(1,521)	—
Net Realized Gain (Loss)	4,414,970	5,715,324	(100,057)	(62,043)
Net Change in Unrealized Appreciation
(Depreciation) on:
Investments.	(2,389,816)	(4,871,452)	(533,087)	(991,269)
Options written.	4,384,780	347,673	—	12,926
Foreign currency translations	—	—	1,158	—
Net Change in Unrealized Appreciation
(Depreciation)	1,994,964	(4,523,779)	(531,929)	(978,343)
Net Realized and Unrealized Gain (Loss)
on Investments	6,409,934	1,191,545	(631,986)	(1,040,386)
Net Increase (Decrease) in Net Assets
Resulting From Operations	$6,527,573	$1,565,282	$(446,922)	$(911,487)
Foreign tax withheld.	$(505)	$—	$(31,095)	$(25)

1	Net of Foreign tax withheld.
2	Commencement of operations on February 14, 2018. The information presented is from February 14, 2018 through April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Horizons NASDAQ 100® Covered Call ETF		Horizons S&P 500® Covered Call ETF
	For the Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Period Ended April 30, 2018 (Unaudited)	For the Period Ended October 31, 2017[1]	For the Year Ended April 30, 2017
Investment Operations
Net investment income (loss)	$117,639	$482,596	$373,737	$432,293	$929,506
Net realized gain (loss) on investments,
options written and foreign
currency transactions	4,414,970	(6,397,862)	5,715,324	260,819	(142,244)
Net change in unrealized appreciation
(depreciation) on investments, options
written and foreign currency translation	1,994,964	21,495,772	(4,523,779)	3,109,570	7,748,541
Net increase (decrease) in net assets
resulting from operations	6,527,573	15,580,506	1,565,282	3,802,682	8,535,803
Distributions to Shareholders From:
Net investment income	(9,364,297)	(7,462,456)	(1,464,504)	(671,990)	(2,156,257)
Net Realized Gain	(792,220)	—	(1,590,888)	—	—
Total distributions	(10,156,517)	(7,462,456)	(3,055,392)	(671,990)	(2,156,257)
Shareholder Transactions:
Proceeds from shares sold	81,175,235	96,910,375	2,528,045	4,814,360	9,058,596
Cost of shares redeemed	(28,715,190)	—	(20,022,760)	(9,729,200)	(11,484,311)
Net increase (decrease) in net assets resulting
from shareholder transactions	52,460,045	96,910,375	(17,494,715)	(4,914,840)	(2,425,715)
Net increase (decrease) in net assets	48,831,101	105,028,425	(18,984,825)	(1,784,148)	3,953,831
Net Assets
Beginning of period	157,980,002	52,951,577	62,628,496	64,412,644	60,458,813
End of period	$206,811,103	$157,980,002	$43,643,671	$62,628,496	$64,412,644
Including undistributed (accumulated)
net investment income (loss) as follows:	$(9,246,658)	$—	$(1,090,767)	$—	$—
Changes in Shares Outstanding:
Shares outstanding, beginning of period	6,500,000	2,400,000	1,250,000	1,352,500	1,402,500
Shares sold	3,300,000	4,100,000	50,000	100,000	200,000
Shares redeemed	(1,150,000)	—	(400,000)	(202,500)[2]	(250,000)
Shares outstanding, end of period	8,650,000	6,500,000	900,000	1,250,000	1,352,500

1	Effective October 31, 2017, the Horizons S&P 500® Covered Call ETF changed its fiscal year end from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.
2	Includes the redemption of the Advisor’s seed capital.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (concluded)

	Horizons DAX Germany ETF		Horizons Cadence Hedged US Dividend Yield ETF
	For the Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Period Ended April 30, 2018 (Unaudited)[1]
Investment Operations
Net investment income (loss)	$185,064	$236,269	$128,899
Net realized gain (loss) on investments, options written and
foreign currency transactions	(100,057)	71,627	(62,043)
Net change in unrealized appreciation (depreciation) on
investments, options written and foreign currency translation	(531,929)	3,237,538	(978,343)
Net increase (decrease) in net assets resulting from operations	(446,922)	3,545,434	(911,487)
Distributions to Shareholders From:
Net investment income	—	(403,498)	—
Return of capital	—	(18,200)	—
Total distributions	—	(421,698)	—
Shareholder Transactions:
Proceeds from shares sold	4,859,840	3,074,616	34,191,890
Cost of shares redeemed	—	(2,613,010)	(2,501,270)
Net increase (decrease) in net assets resulting from shareholder transactions	4,859,840	461,606	31,690,620
Net increase (decrease) in net assets	4,412,918	3,585,342	30,779,133
Net Assets
Beginning of period	17,186,297	13,600,955	—
End of period	$21,599,215	$17,186,297	$30,779,133
Including undistributed (accumulated) net investment income (loss) as follows:	$185,064	$—	$128,899
Changes in Shares Outstanding:
Shares outstanding, beginning of period	550,000	550,000	—
Shares sold	150,000	100,000	1,350,000
Shares redeemed	—	(100,000)	(100,000)
Shares outstanding, end of period	700,000	550,000	1,250,000

1	For the period February 14, 2018 (commencement of operations) through April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Horizons NASDAQ 100® Covered Call ETF

	For the Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period December 12, 2013[1] Through October 31, 2014
For A Share Outstanding Throughout
the Periods Presented:
Net asset value, beginning of period	$24.30	$22.06	$23.51	$24.04	$25.00

Investment operations:
Net investment income (loss)[2]	0.02	0.12	0.15	0.16	0.16
Net realized and unrealized gain (loss)
on investments and options written	0.95	3.93	0.53	1.47	1.11
Total from investment operations.	0.97	4.05	0.68	1.63	1.27

Distributions from:
Net investment income	(1.25)	(1.81)	(1.06)	(1.92)	(0.35)
Net realized gain.	(0.11)	—	—	—	—
Return of capital[7]	—	—	(1.07)	(0.24)	(1.88)
Total distribution to shareholders.	(1.36)	(1.81)	(2.13)	(2.16)	(2.23)
Net asset value, end of period	$23.91	$24.30	$22.06	$23.51	$24.04
Total Return on Market Price[8]	3.96%	18.81%	3.38%	7.48%	5.91%
Total Return on Net Asset Value[3]	3.97%	19.04%	3.32%	7.25%	5.11%
Net assets, end of period
(000’s omitted)	$206,811	$157,980	$52,952	$22,337	$12,022

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.83%[4,9]	0.60%	0.60%	0.60%	0.60%[4]
Net investment income (loss)	0.13%[4]	0.53%	0.69%	0.67%	0.74%[4]
Portfolio turnover rate[5]	4%[6]	4%	9%	13%	18%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total Return on Net Asset Value is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return on Net Asset Value calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.
7	Pursuant to Rule 19a-1 under the Investment Company Act of 1940, Notices of Sources of Distributions are posted on the Fund’s website: https://horizonsetfsus.com.
8	Total Return on Market Price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period, and redemption at market price on the last day of the period. Total Return on Market Price calculated for a period of less than one year is not annualized.
9	Includes excise tax. If this excise expense was not included, the expense ratio would have been 0.60%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Horizons S&P 500® Covered Call ETF

	For the Period Ended April 30, 2018 (Unaudited)	For the Period Ended October 31, 2017[8]	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Period June 24, 2013[1] Through April 30, 2014
For A Share Outstanding
Throughout the Period
Presented:
Net asset value, beginning
of period	$50.10	$47.62	$43.11	$45.39	$44.85	$40.00

Investment operations:
Net investment
income (loss)[2]	0.32	0.34	0.66	0.70	0.63	0.52
Net realized and unrealized
gain (loss) on investments
and options written	0.57	2.67	5.39	(0.90)	2.03	5.66
Total from investment
operations	0.89	3.01	6.05	(0.20)	2.66	6.18

Distributions from:
Net investment income	(1.28)	(0.53)	(1.54)	(1.50)	(0.83)	(0.64)
Net realized gain	(1.22)	—	—	—	(0.63)	(0.69)
Return of capital[7]	—	—	—	(0.58)	(0.66)	—
Total distribution to
shareholders	(2.50)	(0.53)	(1.54)	(2.08)	2.12	(1.33)
Net asset value, end of
period	$48.49	$50.10	$47.62	$43.11	$45.39	$44.85

Total Return on Market Price[9]	2.27%[6]	6.24%	14.54%	(0.67)%	6.47%	15.73%
Total Return on Net Asset Value[3]	1.70%[6]	6.35%	14.29%	(0.29)%	5.97%	15.59%
Net assets, end of period
(000’s omitted)	$43,644	$62,628	$64,413	$60,459	$77,276	$27,024

Ratios/Supplemental Data:
Ratios to average net assets:
Net expenses	0.65%[4]	0.65%[4]	0.65%	0.65%	0.65%	0.65%[4]
Net investment
income (loss)	1.30%[4]	1.39%[4]	1.46%	1.61%	1.39%	1.37%[4]
Portfolio turnover rate[5]	4%[6]	8%[6]	21%	7%	12%	34%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total Return on Net Asset Value is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return on Net Asset Value calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.
7	Pursuant to Rule 19a-1 under the Investment Company Act of 1940, Notices of Sources of Distributions are posted on the Fund’s website: https://us.horizonsetfs.com.
8	Effective October 31, 2017, the Horizons S&P 500® Covered Call ETF changed its fiscal year end from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.
9	Total Return on Market Price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period, and redemption at market price on the last day of the period. Total Return on Market Price calculated for a period of less than one year is not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Horizons DAX Germany ETF

	For the Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period October 23, 2014[1] Through October 31, 2014
For A Share Outstanding Throughout
the Periods Presented:
Net asset value, beginning
of period	$31.25	$24.73	$25.82	$25.73	$25.00
Investment operations:
Net investment income (loss)[2]	0.29	0.48	0.45	0.73	(—)[3]
Net realized and unrealized gain
(loss) on investments and
foreign currency translations.	(0.68)	6.91	(1.33)	(0.37)	0.73
Total from investment operations	(0.39)	7.39	(0.88)	0.36	0.73
Distributions from:
Net investment income	—	(0.83)	(0.21)	(0.27)	—
Return of capital	—	(0.04)	—	—	—
Total distribution to shareholders	—	(0.87)	(0.21)	(0.27)	—
Net asset value, end of period	$30.86	$31.25	$24.73	$25.82	$25.73
Total Return on Market Price[8]	(2.59)%[7]	31.52%	(2.77)%	0.56%	3.00%
Total Return on Net Asset Value[4]	(1.25)%[7]	30.40%	(3.41)%	1.34%	2.92%
Net assets, end of period
(000’s omitted)	$21,599	$17,186	$13,601	$15,494	$12,866
Ratios/Supplemental Data:
Ratios to average net assets:
Gross expenses	0.45%[5]	0.45%	0.45%	0.45%	0.45%[5]
Net expenses	0.20%[5]	0.38%	0.45%	0.45%	0.45%[5]
Net investment income (loss)	1.85%[5]	1.74%	1.86%	2.70%	(0.45)%[5]
Portfolio turnover rate[6]	3%[7]	9%	14%	9%	0%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Amount is less than $(0.005).
4	Total Return on Net Asset Value is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return on Net Asset Value calculated for a period of less than one year is not annualized.
5	Annualized.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.
8	Total Return on Market Price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period, and redemption at market price on the last day of the period. Total Return on Market Price calculated for a period of less than one year is not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Horizons Cadence Hedged US Dividend Yield ETF

For the Period February 14, 2018 Through April 30, 2018 (Unaudited)[1]
For A Share Outstanding Throughout the Periods Presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income (loss)[2]	0.12
Net realized and unrealized gain (loss) on investments and options written	(0.50)
Total from investment operations	(0.38)
Net asset value, end of period	$24.62
Total Return on Market Price[4]	(0.34)%[7]
Total Return on Net Asset Value[3]	(1.51)%[7]
Net assets, end of period (000’s omitted)	$30,779
Ratios/Supplemental Data:
Ratios to average net assets:
Gross expenses	0.75%[5]
Net expenses	0.68%[5]
Net investment income (loss)	2.33%[5]
Portfolio turnover rate[6]	12%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total Return on Net Asset Value is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return on Net Asset Value calculated for a period of less than one year is not annualized.
4	Total Return on Market Price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period, and redemption at market price on the last day of the period. Total Return on Market Price calculated for a period of less than one year is not annualized.
5	Annualized.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
April 30, 2018 (Unaudited)

1. ORGANIZATION

Horizons ETF Trust I, formerly known as Recon Capital Series Trust, ETF Series Trust and Sage Quant ETF Trust (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of four investment portfolios. These financial statements relate to the Horizons NASDAQ 100® Covered Call ETF, Horizons S&P 500® Covered Call ETF, Horizons DAX Germany ETF and Horizons Cadence Hedged US Dividend Yield ETF (each a “Fund” and collectively, the “Funds”), which are series of the Trust. Horizons NASDAQ 100® Covered Call ETF and Horizons DAX Germany ETF are classified as non-diversified and Horizons S&P 500® Covered Call ETF and Horizons Cadence Hedged US Dividend Yield ETF are classified as diversified, open-end, management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds commenced operations on December 12, 2013, June 24, 2013 October 23, 2014 and February 14, 2018, respectively.

Horizons NASDAQ 100® Covered Call ETF seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ 100® Buy Write V2 Index (the “Buy Write Index”). The Buy Write Index measures the total return of a portfolio consisting of common stocks of the 100 companies included in the NASDAQ 100® Index and call options systematically written on those securities through a “buy-write” or covered call strategy. A “buy-write” strategy is an investment strategy in which the Fund buys a specific basket of stocks (such as the NASDAQ 100® Index) and sells covered call options that correspond to that basket of stocks.

The S&P 500 Covered Call ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the CBOE S&P 500 2% OTM BuyWrite Index. The CBOE S&P 500 2% OTM BuyWrite Index measures the total return of a portfolio consisting of common stocks of companies included in the S&P 500 Index and call options systematically written on those securities through a “buy-write” or covered call strategy. A “buy-write” strategy is an investment strategy in which the Fund buys a specific basket of stocks (such as the S&P 500 Index) and sells covered call options that correspond to that basket of stocks.

Horizons DAX Germany ETF seeks to provide investment results using a passive or indexing investment approach that will closely correspond, before fees and expenses, generally to the price and yield performance of the DAX® Index (“DAX® Index”). The DAX® Index tracks the segment of the largest and most actively traded companies — known as blue chips — on the German equities market. It contains the shares of the 30 largest German companies in terms of liquidity and market capitalization admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The 30 stocks contained in the Index represents about 80% of the market capitalization listed in Germany.

Horizons Cadence Hedged US Dividend Yield ETF seeks to provide investment results using an actively managed investment approach that will invest in dividend-paying companies in the Russell 1000® Index and stocks of companies similar to those in the Russell 1000® Index. The Fund uses a rules-based approach that ranks the stocks in this universe based on dividend-paying criteria and financial quality characteristics such as the company’s history in meeting earnings and dividend targets and earnings quality. The Fund has the ability to buy and sell call and put options on an index which is the most correlated to the Fund’s underlying equity holdings. The options overlay seeks to potentially provide a measure of downside protection and an additional component to the Fund’s risk management. The options overlay are actively managed by the Adviser and adapt to both changing market environments and shifts in the underlying equity holdings of the Fund.

Effective as of the close of business June 13, 2018, Troy M. Cates and Garrett K. Paolella each no longer serve as a Portfolio Manager to the Funds. Jonathan Molchan continues as the Portfolio Manager for each Fund. Also effective as of the close of business June 13, 2018, Jonathan Molchan was appointed the Principal Executive Officer of the Horizons ETF Trust I and Thomas Calabria was appointed the Secretary of the Horizons ETF Trust I.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds follow the accounting and reporting guidelines issued in Topic 946, “Financial Services — Investment Companies,” by the Financial Accounting Standards Board (“FASB”).

Use of Estimates

These financial statements are prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Securities Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued

Notes to Financial Statements (continued)
April 30, 2018 (Unaudited)

at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. If there has been no sale or official closing price for a particular security on a particular day, one of the factors that a Fund will use to estimate the market price of that security is the midpoint of the bid/ask price of that security. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by an independent pricing service.

Fair Value Measurement

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels and methodology are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1—Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2—Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).
•	Level 3—Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The following summarizes inputs used as of April 30, 2018 in valuing the Funds’ assets and liabilities carried at fair value:

Horizons NASDAQ 100® Covered Call ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$206,232,264	$—	$—	$206,232,264
Other Financial Instruments:
Options Written*	—	(1,903,200)	—	(1,903,200)
Total	$206,232,264	$(1,903,200)	$—	$204,329,064

Horizons S&P 500® Covered Call ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$43,478,046	$—	$—	$43,478,046
Other Financial Instruments:
Options Written*	—	(48,085)	—	(48,085)
Total	$43,478,046	$(48,085)	$—	$43,429,961

Horizons DAX Germany ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$20,141,840	$—	$—	$20,141,840
Preferred Stocks	1,032,826	—	—	1,032,826
Total	$21,174,666	$—	$—	$21,174,666

Notes to Financial Statements (continued)
April 30, 2018 (Unaudited)

Horizons Cadence Hedged US Dividend Yield ETF

Assets †	Level 1	Level 2	Level 3	Total
Common Stocks	$30,521,047	$—	$—	$30,521,047
Other Financial Instruments:
Options Purchased*	—	14,000	—	14,000
Options Written*	—	(2,790)	—	(2,790)
Total	$30,521,047	$11,210	$—	$30,532,257

†	See the Portfolio of Investments for breakdown by sector.
*	Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are Level 3 investments at the end of the period. It is the Trust’s policy to recognize transfers into and out of all levels at the beginning of the reporting period. There were no transfers between levels during the reporting period.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may not be made against each Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market fund. Cash and cash equivalents are carried at cost which approximates fair value.

Concentration of Risk

The Funds place cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Valuation

The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. The price used to calculate Market Price returns is determined by using the closing price and does not represent returns an investor would receive if shares were traded at other times.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the specific identification method of cost relief.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdiction in which the Funds invest.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and

Notes to Financial Statements (continued)
April 30, 2018 (Unaudited)

foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends. Expenses are recognized on the accrual basis.

Distributions to Shareholders

Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF distribute a monthly dividend of net investment company taxable income calculated during each monthly dividend calculation period. If, for any monthly distribution, net investment company taxable income (which term includes net short-term capital gains from option activity, etc.), if any, is less than the amount of the distribution, then the difference will generally be a tax-free return of capital distributed from the Funds’ assets. Horizons DAX Germany ETF and Horizons Cadence Hedged US Dividend Yield ETF expect to declare and distribute all of their net investment income, if any, to shareholders as dividends at least semi-annually. The Funds make distributions of remaining net realized capital gains, if any, annually. The Funds may also make distributions at other times in order to improve index tracking or to maintain their eligibility for treatment as a regulated investment company under the Code and to avoid the imposition of excise taxes. A distribution may also include return of capital, although the Funds intend to take appropriate measures to minimize the return of capital in all events in a manner consistent with the provisions of the 1940 Act.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Horizons ETFs Management (US) LLC (the “Adviser”), on behalf of the Funds. Pursuant to the Advisory Agreement, the Adviser has overall responsibility for the management and investment of the Funds’ securities portfolios. The Adviser is wholly-owned by Horizons ETFs Management (USA) LLC, which is deemed to be indirectly controlled by Hyeon Joo Park through his majority ownership of the ultimate parent of Horizons ETFs Management (USA) LLC. For its services, Horizons NASDAQ 100® Covered Call ETF, Horizons S&P 500® Covered Call ETF, Horizons DAX Germany ETF and Horizons Cadence Hedged US Dividend ETF pay the Adviser an annual rate of 0.60%, 0.65%, 0.45% and 0.75% respectively of each Fund’s average daily net assets. Such fee, an all-in fee, is accrued daily and paid monthly. It pays for substantially all expenses of the Funds, including the cost of transfer agency, trustees, custody, fund administration, legal, audit, printing and certain administrative, distribution and investment advisory services. The types of Fund expenses that the Adviser is not obligated to pay under the Advisory Agreement are as follows: taxes and governmental fees; brokerage fees, commissions and other portfolio transaction expenses; costs of borrowing money (including interest expenses); extraordinary expenses (including expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Fund to indemnify the Trust’s trustees, officers, employees, shareholders, distributors, and agents with respect thereto); organizational and offering expenses of the Trust and each Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles); and costs and/or fees, including legal fees, incident to meetings of the Trust’s shareholders, the preparation, printing and distribution of Fund product descriptions for distribution to shareholders or authorized participants, notices and proxy statements and reports of the Trust to its shareholders, the filing of reports with regulatory bodies, the maintenance of the Trust’s existence and qualification to do business, and the expenses of issuing, redeeming, registering and qualifying for sale, Fund shares with federal and state securities authorities. The advisory fees paid by Horizons NASDAQ 100® Covered Call ETF, Horizons S&P 500® Covered Call ETF, Horizons DAX Germany ETF and Horizons Cadence Hedged US Dividend Yield ETF for the period ended April 30, 2018 were $541,393, $187,350, $45,056 and $41,452, respectively.

Effective August 1, 2017, the Adviser, has contractually agreed to waive a portion of its management fee, which is 0.45% of the average daily net assets of the Horizons DAX Germany ETF, and/or reimburse fees or expenses to 0.20% of the average daily net assets until July 31, 2018. The advisory fees waived for the period ended April 30, 2018 for the Horizons DAX Germany ETF were $25,031.

Effective since inception, the Adviser, has contractually agreed to waive a portion of its management fee, which is 0.75% of the average daily net assets of the Horizons Cadence Hedged US Dividend Yield ETF, and/or reimburse fees or expenses to 0.68% of the average daily net assets until February 28, 2019. The advisory fees waived for the period ended April 30, 2018 for the Horizons Cadence Hedged US Dividend Yield ETF were $3,869.

Notes to Financial Statements (continued)
April 30, 2018 (Unaudited)

Distribution Agreement

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Distributor will not distribute shares in less than Creation Units, as defined in Note 4, and does not maintain a secondary market in shares. The shares are traded in the secondary market.

The Board has adopted a distribution and service plan, where the Funds are authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently paid by the Funds and there are no current plans to impose the fees.

Administrator, Custodian, Accounting Agent and Transfer Agent Agreements

U.S. Bancorp Fund Services, LLC (“USBFS”) (in each capacity, the “Administrator”, “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Accounting Agent and Transfer Agent pursuant to the fund administration and accounting agreements. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ custodian pursuant to the custody agreement.

Independent Trustees

The Independent Trustees of the Trust receive, in total, annual Trustee fees of $62,000. Independent Trustees are also reimbursed for expenses they incur relating to their services as Trustees by the Adviser.

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.” Creation Units of the Funds are issued and redeemed generally in exchange for specified securities held by the Funds generally included in the Index and a specified cash payment. The Trust reserves the right to permit or require a “cash” option for creations and redemptions of shares. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchase or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with the Distributor.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, by distributing substantially all of their net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the Code. The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any as income tax expense on its Statement of Operations.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies. During the period ended April 30, 2018, the Horizons NASDAQ 100® Covered Call ETF

Notes to Financial Statements (continued)
April 30, 2018 (Unaudited)

did not distribute all of its required distribution by the excise tax deadline of December 31, 2017 and therefore incurred an Excise Tax of $207,014 on January 1, 2018, which is reflected in the Statement of Operations.

Management of the Funds is required to analyze all open tax years (2014 – 2017), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At April 30, 2018, the cost of investments and options written, if applicable, on a tax basis was as follows:

Funds	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Horizons NASDAQ 100 Covered Call ETF ^	$175,167,286	$33,593,401	$(4,431,623)	$29,161,778
Horizons S&P 500® Covered Call ETF ^	34,644,506	11,086,535	(2,301,080)	8,785,455
Horizons DAX Germany ETF ^	20,211,545	2,718,181	(1,751,362)	966,819
Horizons Cadence Hedged US Dividend Yield ETF ^	31,510,600	615,497	(1,593,840)	(978,343)

^	Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal tax income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

At October 31, 2017, the components of undistributed or accumulated earnings/losses on a tax-basis were as follows:

Funds	Undistributed Net Investment Income (Loss)	Accumulated Capital and Other Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
Horizons NASDAQ 100® Covered Call ETF	$7,325,879	$792,173	$—	$8,118,052
Horizons S&P 500® Covered Call ETF	183,126	1,590,396	5,956,479	7,730,001
Horizons DAX Germany ETF	—	(404,245)	1,451,241	1,046,996

The differences between book and tax basis components of net assets are primarily attributable to appreciation (depreciation) of investments or a mixed straddle adjustment and non-taxable distribution from regulated investment companies.

The tax character of distributions paid were as follows:

	Period Ended April 30, 2018*			Period Ended October 31, 2017
Funds	Ordinary Income	Long-Term Capital	Return of Capital	Ordinary Income	Long-Term Capital	Return of Capital
Horizons NASDAQ 100 Covered Call ETF	$9,364,297	$792,220	$—	$7,462,456	$—	$—
Horizons S&P 500® Covered Call ETF**	1,464,504	1,590,888	—	671,990	—	—
Horizons DAX Germany ETF	—	—	—	403,498	—	18,200
Horizons Cadence Hedged
US Dividend Yield ETF	—	—	—	—	—	—

*	The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
**	For the year ended April 30, 2017, the Horizons S&P 500® Covered Call ETF’s tax character of distributions were $2,156,257 from Ordinary Income.

The capital loss carryover for each fund as of the year or period ended October 31, 2017 were as follows:

Capital Loss Carryover
Funds	Short Term	Long Term
Horizons NASDAQ 100® Covered Call ETF	$—	$—
Horizons S&P 500® Covered Call ETF	—	—
Horizons DAX Germany ETF	235,212	169,033

At October 31, 2017, the Funds did not have any Late-Year ordinary losses.

Notes to Financial Statements (continued)
April 30, 2018 (Unaudited)

At October 31, 2017, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Funds	Undistributed (Accumulated) Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Horizons NASDAQ 100® Covered Call ETF	$6,979,860	$(6,979,860)	$—
Horizons S&P 500® Covered Call ETF	239,697	(245,550)	5,853
Horizons DAX Germany ETF	(8,512)	(108,405)	116,917

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended April 30, 2018:

	Purchases	Sales
Horizons NASDAQ 100® Covered Call ETF	$7,213,844	$23,819,607
Horizons S&P® 500 Covered Call ETF	2,146,114	7,401,288
Horizons DAX Germany ETF	666,754	669,722
Horizons Cadence Hedged US Dividend Yield ETF	3,517,063	3,351,957

	Purchases	Sales
Horizons NASDAQ 100® Covered Call ETF	$80,784,951	$28,335,732
Horizons S&P® 500 Covered Call ETF	2,519,658	19,682,727
Horizons DAX Germany ETF	4,854,287	—
Horizons Cadence Hedged US Dividend Yield ETF	33,893,765	2,481,497

Purchases and sales of in-kind transactions for the period ended April 30, 2018:

7. DERIVATIVE FINANCIAL INSTRUMENTS

Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which a Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund makes an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investments and gain or loss on written options is presented separately as net realized gain or loss on options written when financial statements are present. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written expose a Fund to risk of loss if the value of the security declines below the strike price.

Horizons NASDAQ 100® Covered Call ETF, Horizons S&P 500® Covered Call ETF and Horizons Cadence Hedged US Dividend Yield ETF may write covered call and put options on portfolio securities and other financial instruments. By writing a covered call option, the Funds, in exchange for the premium, forego the opportunity for capital appreciation above the strike price should the market of the price of the underlying security increase. Conversely, by writing a put option, the Funds, in exchange for the premium, accept the risk of having to purchase a security at a strike price that is above the current price. When the written option expires, is terminated or is sold, the Funds will record a gain or loss.

Notes to Financial Statements (continued)
April 30, 2018 (Unaudited)

Horizons NASDAQ 100® Covered Call ETF invests in derivatives in the form of call options as part of its investment strategy to track the performance of the CBOE NASDAQ 100® Buy Write V2 Index (the “Buy Write NASDAQ V2 Index”). The type of derivatives used by the Horizons NASDAQ 100® Covered Call ETF are call options on the NASDAQ 100® Index. Consistent with its investment strategy, the Horizons NASDAQ 100® Covered Call ETF wrote (sold) a succession of one-month call options on the Buy Write NASDAQ V2 Index and covered such options by holding the securities underlying the options written. The use of the call options helps the Horizons NASDAQ 100® Covered Call ETF track the performance of the Buy Write NASDAQ V2 Index.

Horizons S&P 500® Covered Call ETF invests in derivatives in the form of call options as part of its investment strategy to track the performance of the CBOE S&P 500 2% OTM Buy Write Index (the “Buy Write S&P 500 V2 Index”). The type of derivatives used by the Horizons S&P 500® Covered Call ETF are call options on the S&P 500® Index. Consistent with its investment strategy, the Horizons S&P 500® Covered Call ETF wrote (sold) a succession of one-month call options on the Buy Write S&P 500 V2 Index and covered such options by holding the securities underlying the options written. The use of the call options helps the Horizons S&P 500® Covered Call ETF track the performance of the Buy Write S&P 500 V2 Index.

Horizons Cadence Hedged US Dividend Yield ETF has the ability to buy and write call and put options on indexes such as the Russell 1000® Index, the Russell 2000® Index and the S&P 500® Index which are the most correlated to the Horizons Cadence Hedged US Dividend Yield ETF’s underlying equity holdings. The options overlay seeks to potentially provide a measure of downside protection and an additional component to the Fund’s risk management. The options overlay will be actively managed by the Adviser and will adapt to both changing market environments and shifts in the underlying equity holdings of the Fund.

Transactions in derivative instruments reflected on the Statements of Assets and Liabilities and Statements of Operations at April 30, 2018, are:

	Equity Risk
	Assets (Investments, at value)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Horizons Cadence Hedged US Dividend Yield ETF	$14,000	$(20,577)	$(1,344)

	Equity Risk
	Liabilities (Options Written, at value)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Horizons NASDAQ 100® Covered Call ETF	$(1,903,200)	$(7,991,491)	$4,384,780
Horizons S&P 500® Covered Call ETF	(48,085)	(1,809,339)	347,673
Horizons Cadence Hedged US Dividend Yield ETF	(2,790)	24,780	12,926

For the period ended April 30, 2018 (and since inception through April 30, 2018 for the Horizons Cadence Hedged US Dividend Yield ETF) the monthly average fair value of the purchased options contracts held by the Horizons Cadence Hedged US Dividend Yield ETF was $22,883. The monthly average fair value of the written options contracts held by the Horizons NASDAQ 100® Covered Call ETF Horizons S&P 500® Covered Call ETF and Horizons Cadence Hedged US Dividend Yield ETF were $2,639,624, $308,522 and $1,822, respectively.

8. PRINCIPAL RISKS

Each Fund is subject to the principal risks described below, some or all of these risks may adversely affect each Fund’s NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments.

Foreign Security Risk

Certain of the Funds invest directly or indirectly in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Risks Related to Investing in Germany

Germany is a significant exporter to its major trading partners, which are other Western European developed nations and the United States. Therefore, Germany’s economy is dependent on the economies of these other countries. As such, reductions by these countries in spending on German exports could adversely impact the German economy. Many of these Western European developed nations,

Notes to Financial Statements (continued)
April 30, 2018 (Unaudited)

including Germany, are member states of the European Union (“EU”) and Economic and Monetary Union of the EU (“EMU”). As a result, these member states are dependent upon one another economically and politically.

During the most recent financial crisis, the German economy, along with certain other EU economies, experienced a significant economic slowdown. Recently, new concerns emerged in relation to the economic health of the EU. These concerns have led to tremendous downward pressure on certain financial institutions, including German financial services companies. During the recent European debt crisis, Germany played a key role in stabilizing the euro. However, such efforts may prove unsuccessful, and any ongoing crisis may continue to significantly affect the economies of every country in Europe, including Germany.

Structural Risk

Germany is subject to risks of social unrest and heavy governmental control, either of which may adversely affect investments in Germany.

Heavy Governmental Control and Regulation

Heavy regulation of labor and product markets is pervasive in Germany. These regulations may at times stifle German economic growth or cause prolonged periods of recession.

Equity Risk

The Funds invest in equity securities. Equity risk is the risk that the value of the securities that the Funds hold will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest.

Index Tracking Risk

While the Funds seek to achieve a high degree of correlation with the Indices, each Fund’s return may not match the returns of the respective Indices due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, a Fund incurs operating expenses not applicable to an Index and incurs costs when buying and selling securities, particularly where a Fund must rebalance its securities holdings to reflect changes in the composition of an Index. Because these and other costs are not factored into the return of an Index, the Funds’ returns may deviate significantly from the return of the Indices.

The Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF may be unable to write options at the times or at the prices that the Indices expects such options to be written. Because these and other costs are not factored into the return of the Indices, the Funds’ return may deviate significantly from the return of the Index.

Counterparty Risk

The Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Political and Social Risk

Certain sectors and regions of Germany have experienced high unemployment and labor and social unrest. These issues may cause downturns in the German markets or the German industries or sectors in which the Horizons DAX Germany ETF invests.

Currency Risk

Because the Funds’ NAVs are determined in U.S. dollars, each Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Funds may also go up or down quickly and unpredictably and investors may lose money.

Non-U.S. Securities Risk

Investments in the securities of non-U.S. issuers are subject to the risks of investing in the markets where such issuers are located, including heightened risks of inflation or nationalization and market fluctuations caused by economic and political developments.

Notes to Financial Statements (concluded)
April 30, 2018 (Unaudited)

Passive Management Risk

Because the Funds are not “actively” managed, unless a security is removed from an Index, the Funds generally would not sell the security. Therefore, the Funds may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers.

Non-Diversified Risk

Horizons NASDAQ 100® Covered Call ETF and Horizons DAX Germany ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase each Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Fund’s performance.

Because Horizons NASDAQ 100® Covered Call ETF and Horizons DAX Germany ETF are non-diversified under the 1940 Act and may invest in a smaller number of issuers or a larger proportion of its assets may be invested in a single issuer, the gains and losses on a single investment may have a greater impact on each Fund’s NAV and may make each Fund more volatile than more diversified funds.

Active Management Risk.

Horizons Cadence Hedged US Dividend Yield ETF is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

10. DUE FROM RELATED PARTY

During the year ended October 31, 2016, the Horizons NASDAQ 100® Covered Call ETF and the Horizons DAX Germany ETF terminated their administrator and hired US Bancorp Fund Services (“US Bank”) to be their new administrator. During the conversion to US Bank, the prior administrator seized cash from the Funds’ custody accounts as a result of a fee dispute. The Funds are taking appropriate steps to recover these amounts from the prior administrator. As these amounts relate to disputed Fund expenses, the prior Advisor has agreed to reimburse each Fund for those amounts should the Funds be unsuccessful in their attempt to recover them from the prior administrator.

Supplemental Information
April 30, 2018 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-855-496-3837. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at https://horizonsetfsus.com.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-855-496-3837, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://horizonsetfsus.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30 is available by calling toll-free at 1-855-496-3837 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to their daily net asset value (NAV) is available, without charge, on the Funds’ website at https://horizonsetfsus.com.

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable since no such divestments during the period covered.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not directly engage in securities lending activities during the period reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HORIZONS ETF TRUST I

By (Signature and Title)	/s/ Jonathan Molchan
Jonathan Molchan,
President/Chief Executive Officer
(Principal Executive Officer)

Date   June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Molchan
Jonathan Molchan,
President/Chief Executive Officer
(Principal Executive Officer)

Date   June 25, 2018

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke,
Treasurer (Principal Financial Officer)

Date   June 25, 2018